UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                     811-4764

Dreyfus Municipal Bond Opportunity Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	7/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.4%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--3.8%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,504,176
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	4,780,000	4,937,597
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,348,750
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,543,750
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	3,384,850
California--15.0%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,201,562
California,
GO (Various Purpose)	5.75	4/1/31	10,225,000	10,514,163
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	5,421,300
California Health Facilities

Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,000,000	3,238,110
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	12,710,000	14,072,766
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	3,500,000	2,813,265
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	6,270,000	4,748,208
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000	2,036,440
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	6,925,000	5,816,584
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	4,900,000	3,101,357
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	3,750,000	2,027,775
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.88	6/1/13	2,170,000 a	2,663,067
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds

(Prerefunded)	7.90	6/1/13	1,920,000 a	2,357,971
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000 a	3,771,704
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000	5,201,200
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	4,922,700
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	1,480,275
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000	2,186,540
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,489,825
Colorado--4.7%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,167,100
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	45,000	46,069
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	2,270,000	2,395,304
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,069,700
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	8,250,000 a	9,182,003
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0.00	6/15/11	6,125,000 a,b	2,255,960

University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	4,810,000	4,389,606
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,095,880
Connecticut--1.2%
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 c	4,487,760
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,500,000 c	2,022,020
Florida--8.2%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,006,510
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.00	7/1/21	1,250,000	1,263,962
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/14	1,485,000	1,562,265
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/17	2,520,000	2,381,828
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,770,000	1,782,567
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/20	1,480,000	1,507,661
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,654,048

Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,005,460
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,029,570
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,483,620
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	4,250,000	3,997,677
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	6.00	11/15/11	2,500,000 a	2,805,650
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	75,000	76,523
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; FSA)	5.00	10/1/33	1,285,000	1,104,522
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,796,917
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured;
FSA)	5.70	7/1/21	400,000	405,096
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,193,683
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,830,000	2,365,342
Osceola County Industrial

Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	831,000	795,383
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000 d	128,974
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000 b	1,042,960
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000 b	414,620
Port Saint Lucie,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/33	4,000,000 b	883,480
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,615,000	1,451,869
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/21	1,095,000	985,697
Village Center Community
Development District, Utility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/23	1,000,000	934,440
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,847,934
Winter Springs,
Water and Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/20	1,585,000	1,616,304
Georgia--1.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	2,500,000	2,522,575

DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	3,000,000	3,470,370
Illinois--3.2%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,330,000	1,358,489
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	10,380,400
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	47,000	47,002
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	173,553
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,231,550
Kansas--1.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	2,150,000	2,160,406
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,070,680
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,100,740
Kentucky--2.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	5,557,805
Paducah Electric Plant Board,
Revenue (Insured; Assured

Guaranty)	5.25	10/1/35	1,000,000	1,010,500
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,019,940
Louisiana--1.1%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,135,000	1,183,374
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	1,676,840
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	3,020,000	2,883,858
Massachusetts--4.8%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	3,500,000	3,771,355
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	10,804,648
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,089,678
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/30	5,500,000	6,048,735
Route 3 North Transportation
Improvement Association, LR
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.75	6/15/10	3,000,000 a	3,140,100

Michigan--6.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	7.00	7/1/27	3,000,000	3,422,850
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	4,395,200
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; FSA)	5.50	10/15/18	1,500,000	1,597,245
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; FSA)	5.50	10/15/19	8,500,000	9,051,055
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,225,000	5,966,333
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000	367,897
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3) (Prerefunded)	6.25	6/1/12	2,640,000 a	3,033,756
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,329,900
Minnesota--.6%
Chaska,
Electric Revenue (Prerefunded)	6.00	10/1/10	2,000,000 a	2,123,280
Minnesota Housing Finance Agency,
SFMR	5.95	1/1/17	360,000	360,594
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	1,250,000	996,688

Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,425,000	1,462,335
Missouri--2.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,253,455
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)
(Prerefunded)	6.13	12/1/10	4,000,000 a	4,316,680
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	5,000,000	5,556,900
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	90,000	91,714
New Jersey--2.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	6,300,000	6,818,616
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000 a	6,235,585
New Mexico--1.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,375,846
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,171,950
New York--6.4%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated

Bonds, 151st Series)	6.00	9/15/28	9,690,000 c,e	10,229,394
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,421,850
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	3,555,000	3,371,349
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,500,000	1,202,715
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000	4,172,385
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	3,978,200
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,351,121
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	2,958,500
North Carolina--5.5%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/34	3,000,000 f	3,080,160
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,763,760
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,081,200
North Carolina Eastern Municipal
Power Agency, Power System

Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000	8,364,075
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	903,780
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,114,509
University of North Carolina Board
of Governors of the University
of North Carolina at Chapel
Hill, General Revenue	5.00	12/1/34	6,350,000	6,522,911
Ohio--3.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	2,000,000	1,277,020
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	2,668,830
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	7,100,030
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000 b	6,040,541
Oklahoma--1.9%
McGee Creek Authority,
Water Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	1/1/13	5,660,000	6,044,201
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000	4,226,840
Oregon--.9%

Oregon Department of
Administrative Services,
Lottery Revenue (Insured; FSA)	5.00	4/1/26	4,885,000	5,151,721
Pennsylvania--1.4%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,591,720
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	1,000,000	647,160
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,454,850
South Carolina--1.0%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,270,200
Tennessee--1.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	4,955,000	4,084,803
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	8,000,000 d	3,779,120
Texas--7.9%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue
(Prerefunded)	6.70	1/1/11	5,000,000 a	5,426,200
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	4,000,000	1,968,960
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	3,000,000	1,192,290

Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	3,250,000	3,197,610
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,020,940
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	11,850,000	12,313,691
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,279,462
Southwest Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	2/1/25	6,110,000	7,008,842
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,398,990
Virginia--.7%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,550,000	3,792,181
Washington--2.4%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000	13,182,100
West Virginia--1.1%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	3,500,000	3,101,525
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)
(Prerefunded)	6.00	9/1/10	2,440,000 a	2,604,846
Wisconsin--3.5%
Badger Tobacco Asset

Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	13,350,000 a	15,304,707
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	3,867,160
U.S. Related--2.0%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	2,778,720
Puerto Rico Public Finance
Corporation, Revenue (Insured;
FSA)	6.00	8/1/26	2,500,000	3,017,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000	5,044,900
Total Investments (cost $543,350,908)			99.4%	539,403,745
Cash and Receivables (Net)			.6%	3,019,459
Net Assets			100.0%	542,423,204

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $16,739,174 or 3.1% of net assets.
d	Non-income producing--security in default.
e	Collateral for floating rate borrowings.
f	Purchased on a delayed delivery basis.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $543,350,908. Net unrealized depreciation on investments was $3,947,163 of which $25,072,496 related to appreciated investment securities and $29,019,659 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	539,403,745	-	539,403,745
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)